Debt (Details) - USD ($) $ / shares in Units, $ in Thousands										3 Months Ended	12 Months Ended
	Apr. 29, 2022	May 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Nov. 30, 2020	Oct. 31, 2019	Jun. 30, 2019	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Jun. 30, 2021
IPO [Member]
Debt (Details) [Line Items]
Shares of common stock at conversion price (in Shares)	3,955,415
Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Proceeds from related party debt												$ 620
Debt instrument convertible note and accrued interest													$ 114
Consultant [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount		$ 68					$ 68		$ 53
Interest rate		8.00%					8.00%		8.00%
Preferred stock financing amount							$ 1,000		$ 500
Conversion price percentage							90.00%		90.00%		80.00%
Maturity date		May 07, 2022					Jun. 12, 2021
Capital stock financing amount		$ 5,000									$ 5,000
Conversion price per share (in Dollars per share)											$ 1.9565
Accrued Interest											$ 0	14
Vendor [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount			$ 118					$ 118
Interest rate			8.00%					8.00%
Preferred stock financing amount								$ 500
Conversion price percentage								90.00%			80.00%
Maturity date			Apr. 30, 2022					Jan. 01, 2019
Capital stock financing amount			$ 5,000								$ 5,000
Conversion price per share (in Dollars per share)											$ 1.9565
Accrued Interest											$ 0	$ 56
Vendor [Member] | Convertible Promissory Notes One [Member]
Debt (Details) [Line Items]
Debt instrument principal amount			40
Vendor [Member] | Convertible Promissory Notes Two [Member]
Debt (Details) [Line Items]
Debt instrument principal amount			$ 170
Vendor [Member] | Convertible Promissory Notes One and Two [Member]
Debt (Details) [Line Items]
Interest rate			8.00%
Conversion price percentage												70.00%
Capital stock financing amount			$ 5,000
Accrued Interest											$ 0	$ 11
Vendor [Member] | Convertible Promissory Notes One and Two [Member] | IPO [Member]
Debt (Details) [Line Items]
Conversion price percentage											70.00%
Chief Executive Officer [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount			$ 70			$ 70
Interest rate			8.00%			8.00%
Preferred stock financing amount						$ 500
Conversion price percentage						80.00%					70.00%
Maturity date			Apr. 30, 2022			Oct. 12, 2022
Capital stock financing amount			$ 5,000								$ 5,000
Conversion price per share (in Dollars per share)											$ 1.9565
Accrued Interest											$ 0	12
Investor [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount		$ 50				$ 50
Interest rate		8.00%				8.00%
Preferred stock financing amount						$ 500
Conversion price percentage						80.00%					70.00%
Maturity date		May 03, 2022				Oct. 21, 2022
Capital stock financing amount		$ 5,000									$ 5,000
Conversion price per share (in Dollars per share)											$ 1.9565
Accrued Interest											$ 0	$ 9
Investor One [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount		$ 200			$ 200
Interest rate		8.00%			8.00%
Preferred stock financing amount					$ 2,000
Conversion price percentage					80.00%							70.00%
Maturity date		May 03, 2022			Nov. 16, 2022
Capital stock financing amount		$ 5,000
Accrued Interest											$ 0	$ 18
Investor One [Member] | Convertible Promissory Notes [Member] | IPO [Member]
Debt (Details) [Line Items]
Conversion price percentage											70.00%
Law Firm [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount				$ 131
Interest rate				3.00%
Maturity date				Jul. 27, 2021
Interest rate increase				5.00%
Officers, Directors, and their Family [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount										$ 620
Interest rate										8.00%
Capital stock financing amount										$ 5,000
Accrued Interest										0		$ 527
Proceeds from related party debt										$ 12,177
Percentage of debt conversion										70.00%
Valuation amount										$ 22,500
Debt issuance costs										71
Chief Executive Officer of the Representative [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount										$ 50
Entity Minority Shareholder [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument principal amount														$ 107
Interest rate														8.00%
Debt instrument convertible note and accrued interest													$ 114